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                            INSTITUTIONAL CLASSES OF

                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                     Supplement dated August 9, 2004 to the
            Statement of Additional Information dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004


The following section is added after the section entitled "CALCULATION OF PERFORMANCE DATA - Alternative Total Return Quotations".

         "Calculation of Certain Performance Data

                  AIM Global Equity Fund may use a restated or a blended performance calculation to derive certain performance data shown for its Institutional Class shares in this Statement of Additional Information and in the Fund's advertisements and other sales material. If the Fund's Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Institutional Class shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Fund's Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Institutional Class shares.

                  A restated or blended performance calculation may be used to derive (i) the Fund's standardized average annual total returns over a stated period and (ii) the Fund's non-standardized cumulative total returns over a stated period."